3 Application of critical estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2019
Application Of Critical Estimates And Judgments
Schedule of useful life of assets

The useful lives applied to the assets determined the following average (%) depreciation, amortization and depletion rates:

	2019	2018
Buildings and improvements	3.42	3.42
Machinery, equipment and installations	8.01	8.04
Mines and wells	8.70	8.84
Furniture and fixtures	10.00	10.03
IT equipment	20.04	20.13
Lab equipment	9.45	9.53
Security equipment	9.45	9.72
Vehicles	16.90	17.83
Other	18.23	18.82